Finance Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance expenses:
Bank commissions	$ (21)	$ (18)	$ (28)
Issuance expenses			(302)
Interest expenses from ASC 606 implementation	(427)	(427)
Net loss from exchange rate fluctuations	(33)	(115)	(588)
Other loss from short-term investment revaluation	(209)	(644)	(5)
Finance expenses	(690)	(1,204)	(923)
Finance income:
Interest income on bank deposits	72	51	69
Net change in fair value warrants exercisable into shares			2,457
Finance income	72	51	2,526
Total finance income and expenses	$ (618)	$ (1,153)	$ 1,603